Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial assets (CHF million)
Loans	239,164	231,696	233,413	220,030
Financial liabilities (CHF million)
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	101,833
Financial liabilities (CHF million)
Due to banks and deposits	193,996
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,091
Loans	214,175
Other financial assets	75,305
Financial liabilities (CHF million)
Due to banks and deposits	151,787
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	82,283
Other financial liabilities	100,855
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	51
Loans	5,440
Other financial assets	2,162
Financial liabilities (CHF million)
Due to banks and deposits	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,940
Other financial liabilities	1,517
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,142
Loans	219,615
Other financial assets	179,300
Financial liabilities (CHF million)
Due to banks and deposits	345,799
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	87,223
Other financial liabilities	102,372